Schedule of Geographic Area Information Includes Revenue (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 56,199,286	$ 8,094,380	¥ 46,411,331	¥ 64,276,891
Greater China
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	48,041,372	6,919,397	33,201,421	41,969,350
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,012,901	433,948	8,382,753	14,906,530
Other areas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	¥ 5,145,013	$ 741,035	¥ 4,827,157	¥ 7,401,011